SCHEDULE OF PARENT COMPANY STATEMENTS OF OPERATIONS (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
LOSS FROM SUBSIDIARIES	$ (1,388,816)		$ (2,424,598)	$ (6,772,400)
Loss before income tax expense	1,275,449	¥ (3.0)	2,343,238	6,456,883
Income tax expense	(5,212)
NET LOSS	(1,280,661)		(2,343,238)	(6,456,883)
Parent [Member]
LOSS FROM SUBSIDIARIES	(1,275,449)		(2,343,238)	(6,456,883)
Loss before income tax expense	(1,275,449)		(2,343,238)	(6,456,883)
Income tax expense	(5,212)
NET LOSS	$ (1,280,661)		$ (2,343,238)	$ (6,456,883)